Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Financial Information for the Company's Segments
Summarized financial information for the Company’s segments is shown in the following tables reclassified to conform to the current segment presentation.
As of and for the year ended December 31, 2017 (in millions):

	IFS	GFS	Corporate and Other	Total
Revenues	$4,260	$4,050	$358	$8,668
Operating expenses	2,692	2,990	1,554	7,236
Depreciation and amortization from continuing operations	306	263	67	636
Purchase accounting amortization	—	—	731	731
EBITDA	1,874	1,323	(398)	2,799
Acquisition deferred revenue adjustment	—	—	7	7
Acquisition, integration and severance costs	—	—	178	178
Adjusted EBITDA	$1,874	$1,323	$(213)	$2,984

EBITDA				$2,799
Interest expense, net				337
Depreciation and amortization from continuing operations				636
Purchase accounting amortization				731
Other income (expense) unallocated				(122)
Provision (benefit) for income taxes				(321)
Net earnings (loss) from discontinued operations				—
Net earnings attributable to noncontrolling interest				33
Net earnings attributable to FIS common stockholders				$1,261
Capital expenditures (1)	$374	$301	$22	$697
Total assets	$10,663	$8,437	$5,424	$24,524
Goodwill	$7,662	$5,898	$170	$13,730
(1) Capital expenditures include $84 million of capital leases and other financing obligations.

As of and for the year ended December 31, 2016 (in millions):

	IFS	GFS	Corporate and Other	Total
Revenues	$4,178	$4,183	$470	$8,831
Operating expenses	2,649	3,219	1,734	7,602
Depreciation and amortization from continuing operations	262	241	65	568
Purchase accounting amortization	1	6	578	585
EBITDA	1,792	1,211	(621)	2,382
Acquisition deferred revenue adjustment	—	—	192	192
Acquisition, integration and severance costs	—	—	281	281
Adjusted EBITDA	$1,792	$1,211	$(148)	$2,855

EBITDA				$2,382
Interest expense, net				383
Depreciation and amortization from continuing operations				568
Purchase accounting amortization				585
Other income (expense) unallocated				(9)
Provision for income taxes				291
Net earnings (loss) from discontinued operations				1
Net earnings attributable to noncontrolling interest				22
Net earnings attributable to FIS common stockholders				$525
Capital expenditures (1)	$294	$317	$48	$659
Total assets	$10,231	$9,106	$6,683	$26,020
Goodwill	$7,676	$6,332	$170	$14,178
(1) Capital expenditures include $43 million of capital leases.

As of and for the year ended December 31, 2015 (in millions):

	IFS	GFS	Corporate and Other	Total
Revenues	$3,485	$2,349	$426	$6,260
Operating expenses	2,148	1,955	1,070	5,173
Depreciation and amortization from continuing operations	216	144	58	418
Purchase accounting amortization	1	3	234	238
EBITDA	1,554	541	(352)	1,743
Acquisition deferred revenue adjustment	—	—	48	48
Acquisition, integration and severance costs	—	—	171	171
Global restructure	$—	$—	$45	45
Adjusted EBITDA	$1,554	$541	$(88)	2,007

EBITDA				$1,743
Interest expense, net				183
Depreciation and amortization from continuing operations				418
Purchase accounting amortization				238
Other income (expense) unallocated				121
Provision for income taxes				375
Net earnings (loss) from discontinued operations				(7)
Net earnings attributable to noncontrolling interest				19
Net earnings attributable to FIS common stockholders				$624
Capital expenditures (1)	$235	$168	$21	$424
Total assets	$10,007	$9,579	$6,598	$26,184
Goodwill	$7,676	$6,605	$464	$14,745

(1) Capital expenditures include $9 million of capital leases.